Derivative Instruments - Schedule of Derivative-Related Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	$ 25,431	$ 28,594
Less: impact of master netting agreements	(15,575)	(19,909)
Derivative replacement cost	9,856	8,685
Derivative credit risk equivalents before master netting agreements	52,609	55,191
Derivative credit risk equivalents master netting agreements	(29,170)	(33,025)
Derivative credit risk weighted assets	23,439	22,166
Derivative credit risk weighted assets before master netting agreements	4,950	5,697
Derivative credit risk weighted assets master netting agreements	0	0
Derivative credit risk weighted assets	4,950	5,697
Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	8,959	9,223
Derivative credit risk equivalents before master netting agreements	11,126	12,026
Derivative credit risk weighted assets before master netting agreements	704	1,537
Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	8,514	8,742
Derivative credit risk equivalents before master netting agreements	10,699	11,603
Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	36	41
Derivative credit risk equivalents before master netting agreements	34	42
Interest rate swap contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	409	440
Derivative credit risk equivalents before master netting agreements	393	381
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	12,983	17,196
Derivative credit risk equivalents before master netting agreements	31,538	34,364
Derivative credit risk weighted assets before master netting agreements	2,544	2,701
Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	225	250
Derivative credit risk equivalents before master netting agreements	424	420
Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	3,270	3,727
Derivative credit risk equivalents before master netting agreements	7,832	8,345
Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	5,035	8,157
Derivative credit risk equivalents before master netting agreements	14,909	17,210
Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	4,453	5,062
Derivative credit risk equivalents before master netting agreements	8,373	8,389
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,894	846
Derivative credit risk equivalents before master netting agreements	5,558	4,005
Derivative credit risk weighted assets before master netting agreements	1,188	971
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,559	726
Derivative credit risk equivalents before master netting agreements	4,450	2,971
Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	335	120
Derivative credit risk equivalents before master netting agreements	1,108	1,034
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,585	1,322
Derivative credit risk equivalents before master netting agreements	4,332	4,750
Derivative credit risk weighted assets before master netting agreements	431	461
Credit default swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	10	7
Derivative credit risk equivalents before master netting agreements	55	46
Derivative credit risk weighted assets before master netting agreements	$ 83	$ 27